Property, plant and equipment - Additional Information (Detail) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Nov. 24, 2021
Disclosure of detailed information about property, plant and equipment [line items]
Reversal of non cash impairment charge	$ 338.0
Non cash impairment charge	19.5	$ 766.2
Future development costs	$ 735.6	$ 636.1
Business combination, percentage of inetrest acquired	45.00%
Peace River Oil Partnership [member]
Disclosure of detailed information about property, plant and equipment [line items]
Reversal of non cash impairment charge	$ 21.0
Business combination, percentage of inetrest acquired	100.00%		45.00%
Bottom of range [member]
Disclosure of detailed information about property, plant and equipment [line items]
After tax discount rates applied		9.50%
Top of range [member]
Disclosure of detailed information about property, plant and equipment [line items]
After tax discount rates applied		15.00%
Top of range [member] | Peace River Oil Partnership [member]
Disclosure of detailed information about property, plant and equipment [line items]
Business combination, percentage of inetrest acquired			100.00%
Cardium [member]
Disclosure of detailed information about property, plant and equipment [line items]
Reversal of non cash impairment charge	$ 311.5	$ 0.0
Peace River CGU [member]
Disclosure of detailed information about property, plant and equipment [line items]
Reversal of non cash impairment charge		18.0
Non cash impairment charge		21.8
Legacy CGU [member]
Disclosure of detailed information about property, plant and equipment [line items]
Reversal of non cash impairment charge		$ 0.0
Impairment	$ 14.0